Revenues	6 Months Ended
Jun. 30, 2020
Revenues [Abstract]
REVENUES
3.	REVENUES

The following represents the revenues by categories, all derived from China:

	For the six months ended June 30,
	2020	2019
Categories
Product sales
Medical Devices	$295,726	$59,722
Mobile Medicine (sleep apnea diagnostic products)	17,240	81,550
OSAS service (analysis and detection)	26,209	100,941
Total revenues	$339,175	$242,213